Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Basis of Presentation and Summary of Significant Accounting Policies
Fair value, opening balance	$ 0	$ 116,200
Addition on issuance of common stock	116,200	174,782
Fair value adjustment		(150,527)
Fair value, ending balance	$ 116,200	$ 140,455